Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Office equipment and computers	84,605	1,105,814
Transportation equipment	284,680	302,809
Building	2,655,296	2,670,908
Leasehold improvements	959,696	963,936
Total	3,984,277	5,043,467
Less: accumulated depreciation	(1,449,853)	(1,443,921)
Property and equipment, net	2,534,424	3,599,546